BORROWINGS - Additional Information (Details)				12 Months Ended
	Nov. 06, 2019 CAD ($)	Oct. 30, 2018 CAD ($)	Oct. 10, 2017 CAD ($)	Dec. 31, 2019 USD ($) extension	Oct. 07, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Sep. 10, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Letter of credit outstanding amount				$ 54,000,000		$ 47,000,000
Notional Amount (U.S. Dollars)				15,855,000,000		9,966,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,975,000,000.000
Basis points				0.13%
Non-recourse borrowings				$ 820,000,000		510,000,000
Letter of credit outstanding amount				54,000,000		47,000,000
Increase (decrease) in corporate borrowings				$ 310,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 386,000,000		0
Notional Amount (U.S. Dollars)					$ 500,000,000
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.40%
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate | Debt Issuers | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.40%
Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 0		275,000,000
Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Amount repaid	$ 375,000,000
Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.50%
Medium Term Notes, Maturing October 30, 2018 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Amount repaid		$ 125,000,000	$ 400,000,000
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 384,000,000		365,000,000
Notional Amount (U.S. Dollars)							$ 500,000,000
Medium-term Notes, Maturing September 11, 2028 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)							$ 500,000,000
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.20%
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate | Debt Issuers | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.20%
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate | Debt Issuers | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.70%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 2,475,000,000		1,993,000,000
Increase (decrease) in corporate borrowings				482,000,000
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				500,000,000
Non-recourse borrowings				$ 0		0
Borrowings, number of extensions | extension				4
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%
Commitment fees				$ 0
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				18,544,000,000		13,113,000,000
Increase in borrowings				5,400,000,000
Non-recourse borrowings | CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				2,473,000,000		1,388,000,000
Non-recourse borrowings | USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 7,801,000,000		$ 5,317,000,000